HENDERSON GLOBAL FUNDS

                   Henderson Global Real Estate Equities Fund

                       Supplement dated September 9, 2009
                     to the Prospectus dated April 30, 2009,
                 as supplemented July 1, 2009 (the "Prospectus")

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Henderson Global Real Estate Equities Fund (the "Fund") is closed to new or additional investments. The Fund will be terminated and the anticipated liquidation date of the Fund is on or about September 30, 2009.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.